Finance income and costs (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 18, 2020	Dec. 18, 2019	Dec. 31, 2018
Finance costs :
Interest on bank borrowings	¥ 25,787		¥ 162,702
Interest on lease liabilities (Note 12)	3,716	¥ 3,716	102,382
Finance costs, gross	29,503		265,084
Less: interest capitalized			(1,274)
Finance cost	29,503	¥ 29,503	263,810
Finance income:
Interest income	779		2,727
Finance costs, net	¥ 28,724		¥ 261,083
Predecessor
Finance costs :
Interest on bank borrowings				¥ 30,207		¥ 27,928
Interest on lease liabilities (Note 12)				102,523	¥ 102,523
Finance costs, gross				132,730		27,928
Less: interest capitalized						(8,508)
Finance cost				132,730	¥ 132,730	19,420
Finance income:
Interest income				2,127		2,543
Finance costs, net				¥ 130,603		¥ 16,877